UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/00

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT III, L.P.
Address:          2750 Sand Hill Road
                  Menlo Park
                  California  94025

13F File Number:  028-06038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            General Partner
Phone:            650-233-0360

Signature, Place and Date of signing:

    Pamela K. Hagenah       Menlo Park, California         November 9, 2000
    [Signature]             [City, State]                  [Date]

Report type (Check only one.):

[X]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[ ]          13F COMBINATION REPORT.


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List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             13

Form 13F Information Table Value Total:                       $58,149
         (thousands)

List of Other Included Managers:

No. 13 F File Number Name

NONE


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                                    FORM 13F
       NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT III, L.P.
                                 AS OF 9/30/00



                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class         CUSIP         (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
ARGONAUT TECHNOLOGIES INC    COMM STK     040175101         8,424     453,832    SH      SOLE                   453,832      0     0
BINDVIEW DEV CORP            COMM STK     090327107           129      17,020    SH      SOLE                    17,020      0     0
BRIO TECHNOLOGY INC          COMM STK     109704106           180      17,067    SH      SOLE                    17,067      0     0
CALICO COMM INC              COMM STK     129897104        11,130   1,817,182    SH      SOLE                 1,817,182      0     0
HEARTPORT INC                COMM STK     421969106           393     125,690    SH      SOLE                   125,690      0     0
METAWAVE COMMUNICATIONS CORP COMM STK     591409107         9,898     540,479    SH      SOLE                   540,479      0     0
NETCENTIVES INC              COMM STK     64108P101           191      25,000    SH      SOLE                    25,000      0     0
PEGASUS SOLUTIONS INC        COMM STK     705906105         1,299      66,385    SH      SOLE                    66,385      0     0
PHARMACYCLICS INC            COMM STK     716933106         4,069      82,000    SH      SOLE                    82,000      0     0
SYCAMORE NETWORKS INC        COMM STK     871206108         2,424      22,443    SH      SOLE                    22,443      0     0
TUT SYSTEMS                  COMM STK     901103101         3,271      37,897    SH      SOLE                    37,897      0     0
VITRIA TECHNOLOGY            COMM STK     92849Q104         7,357     157,794    SH      SOLE                   157,794      0     0
WEBMD CORP                   COMM STK     94769M105         9,384     615,349    SH      SOLE                   615,349      0     0

GRAND TOTAL                                               $58,149

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